Asset Impairment, Restructuring, and Other Special Charges	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Asset Impairment, Restructuring, And Other Special Charges	Asset Impairment, Restructuring, and Other Special Charges
The components of the charges included in asset impairment, restructuring, and other special charges in our consolidated statements of operations are described below:

	2018	2017	2016
Severance	$127.8	$601.0	$85.9
Pension and post-retirement medical charges associated with U.S. voluntary early retirement program (see Note 14)	—	446.7	—
Asset impairment (gains from facility sales) and other special charges	139.1	283.9	(13.0)
Total asset impairment, restructuring, and other special charges	$266.9	$1,331.6	$72.9

Severance costs recognized during the years ended December 31, 2018, 2017 and 2016 were incurred as a result of actions taken to reduce our cost structure. Severance costs recognized in 2017 were associated with the U.S. voluntary early retirement program. During 2017, severance costs recognized in the U.S. and outside the U.S. were $368.3 million and $232.7 million, respectively. Substantially all of the severance costs incurred in 2016 and 2017 have been paid. Of the severance costs incurred during the year ended December 31, 2018, approximately half will be paid in 2019 and half will be paid in 2020.
Asset impairment and other special charges recognized during the year ended December 31, 2018 resulted primarily from asset impairment and other special charges related to the sale of the Posilac® (rbST) brand and the associated Augusta, Georgia manufacturing site.
Asset impairment and other special charges recognized during the year ended December 31, 2017 resulted primarily from asset impairments related to lower projected revenue for Posilac (rbST). The assets associated with Posilac (rbST) were written down to their fair values, which were determined based upon a discounted cash flow valuation. Impairment charges were recorded for the associated fixed assets and intangible asset of $151.5 million and $50.0 million, respectively (refer to Note 8 for further detail relating to intangible asset impairments). In addition, we incurred approximately $43.4 million of costs associated with the temporary shut down of our Puerto Rico facility following Hurricane Maria.